Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 108.8%
Security	Shares	Value
Aerospace & Defense — 1.0%
Safran S.A.	92,201	$ 15,306,575
		$ 15,306,575
Air Freight & Logistics — 1.9%
GXO Logistics, Inc.(1)(2)	410,853	$ 27,555,911
		$ 27,555,911
Automobile Components — 0.6%
Pirelli & C SpA(3)	1,576,171	$ 8,402,597
		$ 8,402,597
Automobiles — 1.3%
Stellantis NV	481,129	$ 9,871,748
Tesla, Inc.(1)	35,739	9,557,681
		$ 19,429,429
Banks — 7.5%
Banco Santander S.A.	3,010,967	$ 12,201,285
Bank Polska Kasa Opieki S.A.	572,956	16,918,176
Barclays PLC	8,256,092	16,382,654
Citigroup, Inc.	220,371	10,502,882
HDFC Bank, Ltd.	832,085	16,692,870
HSBC Holdings PLC	1,433,971	11,911,155
Toronto-Dominion Bank (The)	192,962	12,725,117
Truist Financial Corp.	358,444	11,907,510
		$ 109,241,649
Beverages — 3.0%
Coca-Cola Co. (The)(4)	495,096	$ 30,661,296
Diageo PLC	306,338	13,369,282
		$ 44,030,578
Biotechnology — 1.0%
CSL, Ltd.	82,193	$ 14,804,286
		$ 14,804,286
Broadline Retail — 3.2%
Amazon.com, Inc.(1)(4)	353,490	$ 47,254,543
		$ 47,254,543
Security	Shares	Value
Capital Markets — 1.6%
Intercontinental Exchange, Inc.	102,864	$ 11,808,787
Stifel Financial Corp.	173,140	11,001,316
		$ 22,810,103
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	75,983	$ 12,445,256
		$ 12,445,256
Consumer Staples Distribution & Retail — 1.8%
Dollar Tree, Inc.(1)(4)	167,435	$ 25,840,244
		$ 25,840,244
Electric Utilities — 3.6%
Endesa S.A.	472,058	$ 10,117,547
Iberdrola S.A.	1,477,928	18,446,804
NextEra Energy, Inc.	207,978	15,244,787
Redeia Corp. S.A.	519,193	8,683,846
		$ 52,492,984
Electrical Equipment — 1.8%
AMETEK, Inc.	98,809	$ 15,671,108
Schneider Electric SE	63,069	11,249,745
		$ 26,920,853
Electronic Equipment, Instruments & Components — 4.2%
CDW Corp.(4)	125,088	$ 23,400,212
Halma PLC	399,290	11,466,760
Keyence Corp.	17,507	7,856,126
Keysight Technologies, Inc.(1)(4)	47,452	7,643,568
TE Connectivity, Ltd.	72,229	10,364,139
		$ 60,730,805
Entertainment — 1.8%
Walt Disney Co. (The)(1)(4)	290,119	$ 25,788,678
		$ 25,788,678
Financial Services — 2.0%
Fidelity National Information Services, Inc.	186,934	$ 11,287,075
Visa, Inc., Class A	74,331	17,670,709
		$ 28,957,784
Food Products — 4.1%
Mondelez International, Inc., Class A	351,236	$ 26,037,125
Nestle S.A.	279,607	34,257,205
		$ 60,294,330

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.4%
Enagas S.A.	325,441	$ 5,775,446
		$ 5,775,446
Ground Transportation — 1.1%
Union Pacific Corp.	68,024	$ 15,782,929
		$ 15,782,929
Health Care Equipment & Supplies — 3.5%
Alcon, Inc.	149,865	$ 12,752,255
Boston Scientific Corp.(1)(4)	277,506	14,388,686
Intuitive Surgical, Inc.(1)(4)	43,699	14,175,956
Straumann Holding AG	56,311	9,317,944
		$ 50,634,841
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.(4)	23,876	$ 12,090,090
		$ 12,090,090
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	550,206	$ 12,010,997
		$ 12,010,997
Hotels, Restaurants & Leisure — 3.4%
Amadeus IT Group S.A.	186,956	$ 13,411,492
Compass Group PLC	941,837	24,504,365
InterContinental Hotels Group PLC	169,837	12,552,176
		$ 50,468,033
Household Products — 0.7%
Reckitt Benckiser Group PLC	133,947	$ 10,034,244
		$ 10,034,244
Industrial Conglomerates — 1.1%
Siemens AG	97,156	$ 16,559,477
		$ 16,559,477
Insurance — 5.0%
AIA Group, Ltd.	1,521,156	$ 15,218,764
Allstate Corp. (The)	103,164	11,624,519
Assurant, Inc.	91,151	12,260,721
AXA S.A.	395,236	12,149,099
Poste Italiane SpA(3)	852,173	9,734,788
RenaissanceRe Holdings, Ltd.	61,909	11,562,125
		$ 72,550,016
Security	Shares	Value
Interactive Media & Services — 3.7%
Alphabet, Inc., Class C(1)(4)	410,553	$ 54,648,710
		$ 54,648,710
IT Services — 1.1%
Accenture PLC, Class A	53,009	$ 16,769,397
		$ 16,769,397
Leisure Products — 0.8%
Yamaha Corp.	309,483	$ 11,991,909
		$ 11,991,909
Life Sciences Tools & Services — 2.0%
Danaher Corp.	79,888	$ 20,376,233
Sartorius AG, PFC Shares	20,572	8,487,583
		$ 28,863,816
Machinery — 1.3%
Daimler Truck Holding AG	229,629	$ 8,618,043
Ingersoll Rand, Inc.	154,220	10,065,939
		$ 18,683,982
Media — 2.1%
Dentsu Group, Inc.	390,489	$ 13,066,299
Publicis Groupe S.A.	213,055	17,177,640
		$ 30,243,939
Metals & Mining — 1.4%
Anglo American PLC	327,361	$ 10,066,931
Rio Tinto, Ltd.	125,515	9,938,879
		$ 20,005,810
Multi-Utilities — 0.7%
CMS Energy Corp.	101,212	$ 6,181,017
Hera SpA	1,218,207	3,782,580
		$ 9,963,597
Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips(4)	252,278	$ 29,698,166
EOG Resources, Inc.	198,669	26,329,603
		$ 56,027,769
Personal Care Products — 0.6%
Kose Corp.	85,605	$ 8,382,972
		$ 8,382,972

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 8.5%
AstraZeneca PLC	142,958	$ 20,539,662
Eli Lilly & Co.(4)	39,494	17,951,998
Novo Nordisk A/S, Class B	108,419	17,482,801
Roche Holding AG PC	71,328	22,115,342
Sanofi	182,751	19,496,703
Zoetis, Inc.	142,206	26,747,527
		$ 124,334,033
Professional Services — 2.6%
Recruit Holdings Co., Ltd.	451,168	$ 15,626,496
RELX PLC	268,946	9,051,837
Verisk Analytics, Inc.	55,411	12,685,794
		$ 37,364,127
Semiconductors & Semiconductor Equipment — 5.9%
ASML Holding NV	29,583	$ 21,189,379
Infineon Technologies AG	375,113	16,480,764
Micron Technology, Inc.	286,215	20,432,889
NVIDIA Corp.	32,135	15,016,364
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	136,650	13,548,847
		$ 86,668,243
Software — 8.8%
Adobe, Inc.(1)(4)	49,705	$ 27,147,380
Intuit, Inc.	45,501	23,282,862
Microsoft Corp.(4)	230,804	77,531,679
		$ 127,961,921
Specialty Retail — 1.4%
TJX Cos., Inc. (The)	235,459	$ 20,374,267
		$ 20,374,267
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.(4)	237,112	$ 46,580,652
		$ 46,580,652
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	15,917	$ 14,783,193
		$ 14,783,193
Trading Companies & Distributors — 1.9%
Ashtead Group PLC	141,907	$ 10,498,817
Security	Shares	Value
Trading Companies & Distributors (continued)
IMCD NV	116,679	$ 17,680,300
		$ 28,179,117
Total Common Stocks (identified cost $1,402,068,559)		$1,590,040,132

Corporate Bonds — 10.8%
Security	Principal Amount (000's omitted)	Value
Banks — 6.2%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(5)(6)	$375	$ 374,046
Banco Davivienda S.A., 6.65% to 4/22/31(3)(5)(6)	1,000	790,700
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(5)(6)	2,470	2,242,612
7.625% to 1/10/28(3)(5)(6)	1,160	1,068,379
8.375% to 10/14/30(3)(5)(6)	1,105	1,084,071
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(6)	75	64,696
Series TT, 6.125% to 4/27/27(5)(6)	2,338	2,328,180
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(5)(6)	350	342,572
Bank of Nova Scotia (The):
4.90% to 6/4/25(5)(6)	1,175	1,115,796
8.625% to 10/27/27, 10/27/82(6)	3,960	4,119,935
Barclays PLC:
6.125% to 12/15/25(5)(6)	3,796	3,472,445
8.00% to 3/15/29(5)(6)	3,629	3,384,043
BBVA Bancomer S.A., 8.45% to 6/29/33, 6/29/38(3)(6)	1,000	1,019,000
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(5)(6)	3,800	3,292,153
BNP Paribas S.A.:
4.625% to 2/25/31(3)(5)(6)	1,210	928,347
7.75% to 8/16/29(3)(5)(6)	3,950	3,941,705
Citigroup, Inc., Series W, 4.00% to 12/10/25(5)(6)	7,326	6,592,960
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(5)(6)	3,200	2,832,000
HSBC Holdings PLC, 4.60% to 12/17/30(5)(6)	3,637	2,911,224
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(6)	3,676	3,385,916
ING Groep NV, 6.50% to 4/16/25(5)(6)	983	927,385
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(5)(6)	3,253	2,929,001
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(6)	6,125	5,974,447
Natwest Group PLC:
4.60% to 6/28/31(5)(6)	752	536,090
6.00% to 12/29/25(5)(6)	1,642	1,540,771

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Natwest Group PLC: (continued)
8.00% to 8/10/25(5)(6)	$5,035	$ 4,983,970
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(5)(6)	2,475	2,388,375
Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(6)	2,250	2,163,776
Societe Generale S.A.:
5.375% to 11/18/30(3)(5)(6)	3,548	2,838,755
9.375% to 11/22/27(3)(5)(6)	662	675,141
Standard Chartered PLC, 4.75% to 1/14/31(3)(5)(6)	2,349	1,829,342
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	5,625	5,792,625
UBS Group AG:
4.375% to 2/10/31(3)(5)(6)	2,750	2,058,513
6.875% to 8/7/25(5)(6)(7)	1,471	1,371,082
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(6)	3,765	3,656,212
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(5)(6)	5,420	4,877,051
Zions Bancorp NA, Series I, 9.352%, (3 mo. USD LIBOR + 3.80%)(5)(8)	1,501	1,264,593
		$ 91,097,909
Capital Markets — 0.4%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$1,360	$ 1,316,679
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(5)(6)	1,775	1,739,876
Series I, 4.00% to 6/1/26(5)(6)	3,551	3,174,558
		$ 6,231,113
Diversified Financial Services — 0.6%
Air Lease Corp., Series B, 4.65% to 6/15/26(5)(8)	$2,579	$ 2,293,538
Ally Financial, Inc., 6.70%, 2/14/33	1,215	1,131,988
Alpha Holding S.A. de CV:
9.00%, 2/10/25(3)(9)	3,050	45,746
10.00%, 12/19/22(3)(9)	443	6,644
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(5)(6)	5,139	4,567,286
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(5)(6)	1,046	890,530
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)(9)	1,325	76,188
		$ 9,011,920
Electric Utilities — 0.9%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(5)(6)	$1,941	$ 1,675,859
Edison International, Series B, 5.00% to 12/15/26(5)(6)	757	655,919
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	3,025	2,953,058
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Sempra, 4.125% to 1/1/27, 4/1/52(6)	$4,252	$ 3,498,149
Southern California Edison Co., Series E, 9.833%, (3 mo. USD LIBOR + 4.199%)(5)(8)	1,705	1,706,875
Southern Co. (The), Series 21-A, 3.75% to 6/15/26, 9/15/51(6)	2,980	2,578,033
		$ 13,067,893
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(3)(5)	$5,982	$ 5,623,080
		$ 5,623,080
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)	$2,886	$ 2,331,455
		$ 2,331,455
Insurance — 1.1%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(6)	$3,575	$ 3,493,866
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(6)	6,337	5,078,444
Lincoln National Corp., Series C, 9.25% to 12/1/27(5)(6)	1,046	1,111,412
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(6)	1,490	1,358,950
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(5)(6)	6,060	5,831,278
		$ 16,873,950
Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(6)	$2,795	$ 2,740,562
		$ 2,740,562
Oil and Gas — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	$2,750	$ 2,448,156
		$ 2,448,156
Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners, L.P., Series C, 9.618%, (3 mo. USD LIBOR + 4.11%)(5)(8)	$3,952	$ 3,418,895
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(5)	6,981	39,267
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(5)(8)	2,668	2,425,285
		$ 5,883,447

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pipelines — 0.1%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(5)(6)	$2,514	$ 2,001,773
		$ 2,001,773
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(6)	$1,075	$ 992,517
		$ 992,517
Total Corporate Bonds (identified cost $178,732,602)		$ 158,303,775

Exchange-Traded Funds — 0.2%
Security	Shares	Value
Equity Funds — 0.2%
Global X U.S. Preferred ETF	81,664	$ 1,598,165
iShares Preferred & Income Securities ETF	36,546	1,140,966
Total Exchange-Traded Funds (identified cost $3,023,343)		$ 2,739,131

Preferred Stocks — 4.2%
Security	Shares	Value
Banks — 0.9%
AgriBank FCB, 6.875% to 1/1/24(6)	50,890	$ 5,150,068
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(6)	4,562	453,349
JPMorgan Chase & Co., Series LL, 4.625%	353,588	7,382,917
		$ 12,986,334
Capital Markets — 0.6%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,654,380
KKR Group Finance Co. IX, LLC, 4.625%	191,825	3,493,133
Stifel Financial Corp., Series D, 4.50%	115,200	1,874,304
		$ 8,021,817
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	178,000	$ 2,823,080
SCE Trust III, Series H, 5.75% to 3/15/24(6)	70,122	1,647,867
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	37,216	758,462
SCE Trust V, Series K, 5.45% to 3/15/26(6)	68,884	1,556,090
Southern Co. (The), 4.95%	125,000	2,768,750
		$ 9,554,249
Security	Shares	Value
Insurance — 0.3%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	97,580	$ 2,263,856
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(6)	113,887	2,697,983
		$ 4,961,839
Oil, Gas & Consumable Fuels — 1.0%
Energy Transfer, L.P.:
Series C, 9.86% (3 mo. USD LIBOR + 4.53%)(8)	116,000	$ 2,927,840
Series E, 7.60% to 5/15/24(6)	100,950	2,493,465
NuStar Energy, L.P., Series B, 11.151%, (3 mo. USD LIBOR + 5.643%)(8)	359,474	8,728,029
		$ 14,149,334
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P.:
Series A, 5.75%	115,762	$ 1,565,681
Series A-1, 6.50%	102,075	1,566,851
Series A2, 6.375%	134,005	1,959,153
		$ 5,091,685
Retail REITs — 0.1%
SITE Centers Corp., Series A, 6.375%	88,127	$ 2,130,911
		$ 2,130,911
Wireless Telecommunication Services — 0.3%
United States Cellular Corp., 5.50%	282,650	$ 4,078,640
		$ 4,078,640
Total Preferred Stocks (identified cost $72,237,657)		$ 60,974,809

Miscellaneous — 0.0%
Security	Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding S.A., Escrow Certificates(1)(10)	7,410,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(11)	8,574,924	$ 8,574,924
Total Short-Term Investments (identified cost $8,574,924)		$ 8,574,924
Total Investments — 124.6%(12) (identified cost $1,664,637,085)		$1,820,632,771
Other Assets, Less Liabilities — (24.6)%		$ (359,499,798)
Net Assets — 100.0%		$1,461,132,973
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $66,190,007 or 4.5% of the Fund's net assets.
(4)	All or a portion of this security was on loan at July 31, 2023 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2023 was $262,071,753 and the total market value of the collateral received by State Street Bank and Trust Company was $266,090,197 comprised of cash.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $1,371,082 or 0.1% of the Fund's net assets.
(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(12)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.8%	$1,015,724,317
United Kingdom	9.6	175,010,215
France	5.4	98,546,903
Switzerland	5.1	92,236,480
Spain	4.0	71,928,573
Japan	3.1	56,923,802
Germany	2.8	50,145,867
Netherlands	2.2	39,797,064
Italy	2.0	35,447,925
Canada	1.8	32,853,583
Australia	1.7	30,948,489
Ireland	1.0	18,086,076
Denmark	1.0	17,482,801
Poland	0.9	16,918,176
India	0.9	16,692,870
Hong Kong	0.8	15,218,764
Taiwan	0.7	13,548,847
Bermuda	0.6	11,562,125
Mexico	0.4	7,990,796
Colombia	0.0(1)	790,700
Brazil	0.0(1)	39,267
Exchange-Traded Funds	0.2	2,739,131
Total Investments	100.0%	$1,820,632,771
(1)	Amount is less than 0.05%.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	287	Long	9/15/23	$ 66,218,075	$ 3,252,362
STOXX Europe 600 Index	(2,141)	Short	9/15/23	(55,649,277)	(1,016,588)
STOXX Europe 600 Utilities Index	(477)	Short	9/15/23	(10,119,488)	(47,518)
					$2,188,256
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,574,924, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,487,539	$386,626,668	$(389,539,283)	$ —	$ —	$8,574,924	$552,293	8,574,924
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments,  which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 80,437,388	$ 30,243,939	$ —	$ 110,681,327
Consumer Discretionary	77,186,491	95,517,480	—	172,703,971
Consumer Staples	82,538,665	66,043,703	—	148,582,368
Energy	56,027,769	—	—	56,027,769
Financials	122,350,761	111,208,791	—	233,559,552
Health Care	105,730,490	124,996,576	—	230,727,066
Industrials	94,206,937	104,591,290	—	198,798,227
Information Technology	281,717,989	56,993,029	—	338,711,018
Materials	—	20,005,810	—	20,005,810
Real Estate	12,010,997	—	—	12,010,997
Utilities	21,425,804	46,806,223	—	68,232,027
Total Common Stocks	$ 933,633,291	$656,406,841**	$ —	$1,590,040,132
Corporate Bonds	$ —	$158,303,775	$ —	$ 158,303,775
Exchange-Traded Funds	2,739,131	—	—	2,739,131
Preferred Stocks:
Communication Services	4,078,640	—	—	4,078,640
Energy	14,149,334	—	—	14,149,334
Financials	20,366,573	5,603,417	—	25,969,990
Real Estate	7,222,596	—	—	7,222,596
Utilities	9,554,249	—	—	9,554,249
Total Preferred Stocks	$ 55,371,392	$ 5,603,417	$ —	$ 60,974,809
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	8,574,924	—	—	8,574,924
Total Investments	$1,000,318,738	$820,314,033	$ 0	$1,820,632,771
Futures Contracts	$ 3,252,362	$ —	$ —	$ 3,252,362
Total	$1,003,571,100	$820,314,033	$ 0	$1,823,885,133
Liability Description
Futures Contracts	$ (1,064,106)	$ —	$ —	$ (1,064,106)
Total	$ (1,064,106)	$ —	$ —	$ (1,064,106)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.